EQ/International Equity Index Portfolio
EQ/International Equity Index Portfolio – Class IA, IB and K Shares
Investment Objective:
Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% DJ EuroSTOXX 50 Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX 200 Index, including reinvestment of dividends, at a risk level consistent with that of the composite index.
FEES AND EXPENSES OF THE PORTFOLIO
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts ("Contracts"), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees EQ/International Equity Index Portfolio (USD $)	Class IA Shares	Class IB Shares	Class K Shares
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses EQ/International Equity Index Portfolio	Class IA Shares	Class IB Shares	Class K Shares
Management Fee	0.40%	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	none
Other Expenses	0.14%	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.79%	0.79%	0.54%

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example EQ/International Equity Index Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	81	252	439	978
Class IB Shares	81	252	439	978
Class K Shares	55	173	302	677

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 5% of the average value of the Portfolio.
INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategy:
Under normal circumstances the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies represented in the FTSE 100 Index ("FTSE 100"), TOPIX Index ("TOPIX"), DJ EuroSTOXX 50 Index ("EuroSTOXX 50"), and S&P/ASX 200 Index ("S&P/ASX 200"). The Portfolio intends to allocate its assets approximately 25% to securities in the FTSE 100, 25% to securities in the TOPIX, 40% to securities in the EuroSTOXX 50, and 10% to securities in the S&P/ASX 200. Actual allocations may vary by up to 3%. The FTSE 100 Index is a market capitalization-weighted index representing the performance of the 100 largest UK-domiciled blue chip companies. The TOPIX Index is a capitalization-weighted index of all companies listed on the First Section of the Tokyo Stock Exchange. The DJ EuroSTOXX 50 Index index covers 60% of the free float market capitalization of the EURO STOXX Total Market Index, which in turn covers approximately 95% of the free-float market capitalization of the investable universe in the Eurozone. The S&P/ASX 200 Index represents the 200 largest and most liquid publicly listed companies in Australia.

The Portfolio's investments will be selected by a stratified sampling construction process in which the Adviser selects a subset of the companies represented in each index based on the Adviser's analysis of key risk factors and other characteristics. Such factors include industry weightings, market capitalizations, return variability, and yields. This strategy is commonly referred to as an indexing strategy.

AXA Equitable Funds Management Group, LLC ("FMG LLC" or the "Manager") has been granted relief by the Securities and Exchange Commission to hire, terminate and replace Advisers and amend advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval. However, the Manager may not enter into an advisory agreement on behalf of the Portfolio with an "affiliated person" of the Manager, such as AllianceBernstein L.P., unless the advisory agreement is approved by the Portfolio's shareholders. The Manager is responsible for overseeing Advisers and recommending their hiring, termination and replacement to the Board of Trustees.
Principal Risks:
An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks.

Equity Risk: In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company's financial condition as well as general market, economic and political conditions and other factors.

Foreign Securities Risk: Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Currency Risk: Investments in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Index Strategy Risk: A Portfolio that employs an index strategy generally invests in the securities included in the relevant index or a representative sample of such securities regardless of market trends. Such a portfolio generally will not modify its index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although the index strategy attempts to closely track its benchmark index, the Portfolio may not invest in all of the securities in the index. Also, the Portfolio's fees and expenses will reduce the Portfolio's returns, unlike those of the benchmark index. Cash flow into and out of the Portfolio, portfolio transaction costs, changes in the securities that comprise the index, and the Portfolio's valuation procedures also may affect the Portfolio's performance. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.

Large-Cap Company Risk: Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Risk/Return Bar Chart and Table
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the past one, five and ten years (or since inception) through December 31, 2012 compared to the returns of a broad-based market index. The additional broad-based market indexes show how the Portfolio's performance compared with the returns of other indexes that have characteristics relevant to the Portfolio's investment strategies, including volatility managed indexes. The return of the broad-based market index (and any additional comparative index) shown in the right hand column below is the return of the index for the last 10 years or, if shorter, since the inception of the share class with the longest history. Past performance is not an indication of future performance.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results. The table below includes the performance of an additional market index that more closely reflects the securities in which the Portfolio invests.
Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
25.05% (2009 2nd Quarter)	–26.12% (2008 4th Quarter)

Average Annual Total Returns
Average Annual Total Returns EQ/International Equity Index Portfolio	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class IA Shares	16.22%	(7.43%)	5.73%
Class IB Shares	16.14%	(7.63%)	5.51%
Class K Shares	16.52%			10.75%	Aug. 26, 2011
MSCI EAFE Index (reflects no deduction for fees or expenses)	17.32%	(3.69%)	8.21%
40% EuroSTOXX 50/25% FTSE 100/25% TOPIX/10% S&P/ASX 200 (reflects no deduction for fees, expenses, or taxes)	16.04%	(4.14%)